SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES (Details)	Jun. 30, 2025 USD ($)
Right-of-use Assets
2025	$ 36,349
2026	72,697
2027	72,697
2028	10,809
Total	$ 192,552